Net Income Per Ordinary Share (Notes)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income Per Ordinary Share	Net income per ordinary share
Basic net income per ordinary share attributable to the Group has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.
There is no difference in net income used for basic and diluted net income per ordinary share.
Basic and diluted net income per ordinary share attributable to the Group includes the adjustment to reflect the accretion of the noncontrolling interest in MeDiNova to its redemption value.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	53,859,537	54,118,764	54,129,439
Effect of dilutive share options outstanding	473,924	671,899	719,607
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,333,461	54,790,663	54,849,046

The reconciliation between net income attributable to the Group per the Statement of Operating Income and the net income used to calculate net income per ordinary share attributable to the Group is as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Net income attributable to the Group	$373,986	322,656	$281,488
Noncontrolling interest adjustment to redemption amount	(5,048)	—	—
Net income attributable to the Group (including NCI redemption adjustment)	368,938	322,656	281,488

	December 31, 2019	December 31, 2018	December 31, 2017
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$6.85	$5.96	$5.20
Diluted	$6.79	$5.89	$5.13